ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS (Tables)
Summary of assets acquired and the liabilities assumed in the Miocene acquisition

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Assets Acquired
Accounts receivable	$52,278
Proved developed and undeveloped oil and gas properties	1,810,662
Liabilities Assumed
Accounts payable	(32,181)
Asset retirement obligation	(39,594)
Total Identifiable Net Assets	$1,791,165

Summary of Fair Value of assets acquired and the liabilities assumed in the Fisher II acquisition

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$1,915,152
Asset retirement obligation	(167,392)
Total Identifiable Net Assets	$1,747,760

Summary of Fair Value of assets acquired and liabilities assumed in Sunray Acquisition

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$2,042,850
Asset retirement obligation	(47,907)
Total Identifiable Net Assets	$1,994,943

Summary of Fair Value of Net Assets acquired in Ring transaction

The fair value of Ring’s net assets was more clearly determinable than the fair value of the common shares deemed issued; therefore, the common shares were valued at the fair value of the net assets acquired as follows:

Cash	$10,887,561
Note payable to Ring cancelled	2,003,122
Prepaid expenses	26,942
Property and equipment	187,637
Tax benefit	436,391
Accounts payable	(9,893)
Fair Value of Net Assets	$13,531,760

Pro Forma Results from Operations

The amount of the acquired properties’ revenue and losses included in the Company’s consolidated statements of operations for the year ended December 31, 2012, and the revenue and losses of the combined entity had the acquisition dates been January 1, 2011 are as follows.

	Revenue	Net Loss
Supplemental pro forma for the year ended December 31, 2012	$1,838,470	$(1,772,371)
Supplemental pro forma for the year ended December 31, 2011	$1,433,654	$(116,420)